Notes Receivable - Related Party (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 20, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 07, 2017
Loan issued to related party		$ (100,000)		$ 99,963
Debt instrument interest rate						5.00%
Interest income, related party		$ 198		$ 789
WENN Digital Inc [Member]
Loan issued to related party	$ 99,963
Loan term	1 year
Debt instrument interest rate	7.00%
Debt instrument stake, percentage	7.50%